COVER PAGE	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Kratos Defense & Security Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34460
Entity Tax Identification Number	13-3818604
Entity Address, Address Line One	1 Chisholm Trail
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Round Rock
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78681
City Area Code	512
Local Phone Number	238-9840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KTOS
Security Exchange Name	NASDAQ
Entity Central Index Key	0001069258
Amendment Flag	false